Equity - Key assumptions used in valuing the unvested options (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jun. 24, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Equity
Stock Price	$ 12.11
Exercise Price	$ 12.11
Volatility	105.00%
Risk free rate of return	4.46%
Expected term (in years)	3 years
Unrecognized compensation cost		$ 1,013,138		$ 1,013,138
Recapitalization value	$ 5,034,045
Share-based compensation expense		$ 349,095	$ 0	$ 381,084	$ 0